Other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other receivables
Schedule of other receivables

	At December 31,
	2022	2021
Non-Current
Tax credits	10,992	8,191
Trust funds (1)	54,782	58,623
Prepaid expenses	792	219
Other	12,199	5,340
	78,765	72,373
Current
Tax credits	10,925	15,508
Guarantee deposit	9,605	8,485
Receivables from related parties (Note 27)	10,140	9,113
Prepaid expenses	4,849	3,851
Government grants to receive (2)	7,193	17,643
Other(3)	15,088	11,821
	57,800	66,421

(1) Funds are held by a trust, on which the Company does not have the power to direct the relevant activities of the trustee company and is not exposed, or have rights, to variable returns, as such does not consolidate the trustee company.

(2) As of December 31, 2022 and 2021 includes grants to be received by TA and ICASGA, see Note 8.

(3) Mainly includes receivable for the additional Municipal tax on passenger boarding fees of TA for a total amount of USD 5,188 as of December 31,2022 (USD 4,869 as of December 31,2021).